Financial instruments - fair values and risk management - Summary of Trade Receivables From Individual Customers: Exposure To Credit Risk And ECLs (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Exposure to credit risk and ECLs for Trade receivables from individual customers
Impairment loss allowance	€ 149,716	€ 136,521
Financial assets collectively assessed for credit losses
Exposure to credit risk and ECLs for Trade receivables from individual customers
Gross carrying amount	88,720	80,861
Financial assets collectively assessed for credit losses | Accumulated impairment
Exposure to credit risk and ECLs for Trade receivables from individual customers
Impairment loss allowance	(11,614)	(9,615)
Trade receivables | Financial assets neither past due nor impaired | Current (not past due)
Exposure to credit risk and ECLs for Trade receivables from individual customers
Gross carrying amount	€ 40,596	€ 44,431
Weighted average loss rate	3.40%	1.60%
Trade receivables | Financial assets neither past due nor impaired | Current (not past due) | Accumulated impairment
Exposure to credit risk and ECLs for Trade receivables from individual customers
Impairment loss allowance	€ (1,377)	€ (726)
Trade receivables | Financial assets past due but not impaired | 1 to 60 days past due
Exposure to credit risk and ECLs for Trade receivables from individual customers
Gross carrying amount	€ 29,179	€ 20,279
Weighted average loss rate	2.60%	2.80%
Trade receivables | Financial assets past due but not impaired | 1 to 60 days past due | Accumulated impairment
Exposure to credit risk and ECLs for Trade receivables from individual customers
Impairment loss allowance	€ (763)	€ (562)
Trade receivables | Financial assets past due but not impaired | 61 to 90 days past due
Exposure to credit risk and ECLs for Trade receivables from individual customers
Gross carrying amount	€ 2,640	€ 2,691
Weighted average loss rate	12.30%	7.80%
Trade receivables | Financial assets past due but not impaired | 61 to 90 days past due | Accumulated impairment
Exposure to credit risk and ECLs for Trade receivables from individual customers
Impairment loss allowance	€ (324)	€ (211)
Trade receivables | Financial assets past due but not impaired | More than 90 days past due
Exposure to credit risk and ECLs for Trade receivables from individual customers
Gross carrying amount	€ 16,305	€ 13,460
Weighted average loss rate	56.10%	60.30%
Trade receivables | Financial assets past due but not impaired | More than 90 days past due | Accumulated impairment
Exposure to credit risk and ECLs for Trade receivables from individual customers
Impairment loss allowance	€ (9,150)	€ (8,116)